12. SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS FOR CAPITAL LEASES (Details) (USD $)	Jun. 30, 2012
Notes to Financial Statements
2012	$ 15,490
2013	5,289
2014	3,312
2015	276
2016	0
Total	24,367
Less current portion of capitalized leases	(3,237)
Long term capital leases	$ 21,130